Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2019
Research and development expenses
Schedule of research and development expense

	December 31,	December 31,	December 31,
	2019	2018	2017
Labour	$5,834,938	$3,581,970	$1,971,945
Materials	4,311,686	3,393,295	2,763,355
Government grants	(632,104)	(1,409,229)	(304,914)
	$9,514,520	$5,566,036	$4,430,386